MFS(R) High Yield Opportunities Fund

                      Supplement to the Current Prospectus

Effective immediately the Portfolio Managers section of the Prospectus is hereby restated as follows:

Portfolio Managers

Information regarding the portfolio managers of the fund is set forth below.

Portfolio Managers                 Primary Role            Since     Title and Five Year History
John F. Addeo                    Portfolio Manager         2000      Vice President of MFS;  employed in the investment
                                                                     management area of MFS since 1998.

Scott B. Richards                Portfolio Manager         2004      Vice President of MFS;  employed in the investment
                                                                     management area of MFS since 2004.   Head of the
                                                                     High Yield Group at Columbia Management Group from
                                                                     1999 to 2003.

Matthew W. Ryan                   Emerging Market           May      Senior  Vice  President  of MFS;  employed  in the
                                  Debt Securities          2005      investment management area of MFS since 1997.
                                 Portfolio Manager


                   The date of this Supplement is May 1, 2005.